Related Party Transactions - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Prepayments and other current assets	$ 9,784,000		$ 10,013,000	$ 7,694,000
Other non-current assets	3,328,000		3,542,000	980,000
General and Administrative Expenses
Related Party Transaction [Line Items]
Consulting fees		$ 625,000	1,100,000	1,000,000	$ 750,000.0
Affiliated Entity
Related Party Transaction [Line Items]
Ordinary sales transactions with affiliate	194,000	93,000	858,000	37,000	59,000
Purchase transactions with affiliate	310,000	$ 559,000	942,000	313,000	39,000
Accounts payable			3,400	5,000
Accounts receivable	$ 0		516,000	0
Payable to controlling entity					$ 459,401
Payable to controlling entity converted to additional paid in capital				459,401
Non-Executive Employees
Related Party Transaction [Line Items]
Personal tax liabilities				626,000
Prepayments and other current assets			0	0
Other non-current assets			$ 101,000	$ 319,000